PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,426	$ 7,884
Property and equipment, accumulated depreciation	6,804	6,556
Property and equipment, net	1,622	1,328
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,908	2,512
Property and equipment, accumulated depreciation	1,963	1,769
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,151	2,042
Property and equipment, accumulated depreciation	1,907	1,778
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	61	48
Property and equipment, accumulated depreciation	51	48
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	327	259
Property and equipment, accumulated depreciation	251	226
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,979	3,023
Property and equipment, accumulated depreciation	$ 2,632	$ 2,735